Transactions with related parties (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Transactions with related parties - Statements of Income (Table)

	Six months ended June 30
	2022	2021
Included in voyage expenses – related party
Charter hire commissions (a)	$826	$851
Included in general and administrative expenses – related party
Executive services fee (d)	$296	$324
Administrative services fee (e)	$60	$60
Management fees-related party
Management fees (a)	$3,076	$2,987

Transactions with related parties - Balance Sheet (Table)

	Period/Year ended
	2022	2021
Assets:
Working capital advances granted to the Manager (a)	$2,409	$1,144
Security deposits to Manager (a)	$1,350	$1,350
Total assets due from related party, non-current	$3,759	$2,494

Liabilities included in Due to related party:
Executive service charges due to Manager (d)	$145	$155
Administrative service charges due to Manager (e)	$30	$30
Management fees due to Manager (a)	$—	$—
Other Partnership expenses due to Manager	$1	$62
Total liabilities due to related party, current	$176	$247